PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Gross Carrying Amount:
Balance at January 1, 2020	$8,633	$8,309	$3,971	$1,131	$22,044
Additions, net of disposals	535	387	306	77	1,305
Non-cash additions (disposals)	15	(241)	(29)	(26)	(281)
Acquisitions through business combinations(1)	—	—	—	7,334	7,334
Net foreign currency exchange differences	106	242	73	77	498
Balance at December 31, 2020	$9,289	$8,697	$4,321	$8,593	$30,900
Additions, net of disposals	478	434	423	429	1,764
Acquisitions through business combinations(1)	180	134	9,865	—	10,179
Assets held by subsidiaries disposed during the period(2)	(2,300)	(15)	—	—	(2,315)
Non-cash additions (disposals)(3)	34	(107)	88	(532)	(517)
Net foreign currency exchange differences	(116)	(145)	165	(166)	(262)
Balance at December 31, 2021	$7,565	$8,998	$14,862	$8,324	$39,749

Accumulated depreciation:
Balance at January 1, 2020	$(1,171)	$(950)	$(208)	$(88)	$(2,417)
Depreciation expense	(419)	(498)	(141)	(189)	(1,247)
Disposals	12	4	—	—	16
Non-cash disposals	—	130	—	17	147
Net foreign currency exchange differences	(35)	(90)	(7)	(3)	(135)
Balance at December 31, 2020	$(1,613)	$(1,404)	$(356)	$(263)	$(3,636)
Depreciation expense	(352)	(481)	(270)	(419)	(1,522)
Disposals	19	9	17	—	45
Assets held by subsidiaries disposed during the period(2)	663	12	—	—	675
Non-cash disposals	—	140	3	45	188
Net foreign currency exchange differences	11	56	(16)	8	59
Balance at December 31, 2021	$(1,272)	$(1,668)	$(622)	$(629)	$(4,191)

US$ MILLIONS	Utilities	Transport	Midstream	Data	Total
Accumulated fair value adjustments:
Balance at January 1, 2020	$2,212	$857	$317	$—	$3,386
Fair value adjustments	652	113	21	—	786
Net foreign currency exchange differences	70	78	—	—	148
Balance at December 31, 2020	$2,934	$1,048	$338	$—	$4,320
Fair value adjustments	134	48	70	—	252
Net foreign currency exchange differences	(26)	(50)	—	—	(76)
Assets held by subsidiaries disposed during the period	(1,399)	—	—	—	(1,399)
Balance at December 31, 2021	$1,643	$1,046	$408	$—	$3,097

Net book value:
December 31, 2021(4)	$7,936	$8,376	$14,648	$7,695	$38,655
December 31, 2020	$10,610	$8,341	$4,303	$8,330	$31,584

1.See Note 6, Acquisition of Businesses, for additional information.
2.See Note 5, Disposition of Businesses, for additional information.
3.Non-cash disposals within the data segment primarily relates to revisions to the purchase price allocation at our telecom tower operation in India. Refer to Note 6, Acquisition of Businesses, for additional information.
4.Includes right-of-use assets of $118 million (2020: $159 million) in our utilities segment, $1,179 million (2020: $1,187 million) in our transport segment, $389 million (2020: $113 million) in our midstream segment and $2,287 million (2020: $2,643 million) in our data segment.
The partnership’s property, plant, and equipment is measured at fair value on a recurring basis with an effective date of revaluation for all asset classes of December 31, 2021 and 2020. Brookfield Infrastructure determined fair value under the income method or on a depreciated replacement cost basis. Assets under development were revalued where fair value could be reliably measured.
The following table summarizes the valuation techniques and significant inputs for Brookfield Infrastructure’s property, plant and equipment assets valued using the income method, categorized by segment.

	Dec. 31, 2021				Dec. 31, 2020
Segment	Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon	Primary Valuation Technique(1)	Discount Rate	Terminal Value Multiple	Investment Horizon
Utilities	Discounted cash flow model	7% to 11%	20x	10 to 20 yrs	Discounted cash flow model	7% to 14%	7x to 23x	10 yrs
Transport	Discounted cash flow model	7% to 14%	9x to 15x	10 yrs	Discounted cash flow model	7% to 13%	9x to 14x	10 yrs
Midstream	Discounted cash flow model	15%	10x	5 to 10 yrs	Discounted cash flow model	15%	10x	5 to 10 yrs

(1)Certain businesses are valued using the replacement cost method as a result of their underlying operations. Replacement costs are determined with guidance from independent studies and third party evaluators.
An increase in the discount rate would lead to a decrease in the fair value of property, plant and equipment. Conversely, an increase to the terminal value multiple would increase the fair value of property, plant and equipment. Our partnership has classified all property, plant and equipment under level 3 of the fair value hierarchy.
At December 31, 2021, Brookfield Infrastructure carried out an assessment of the fair value of its utilities property, plant and equipment, resulting in a gain from revaluation of $134 million (2020: $652 million) which was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. The key driver behind the revaluation gain recorded was growth in underlying cash flows at our U.K. regulated distribution business. The prior year included an uplift at our North American district energy operations which were disposed of during the year ended December 31, 2021. See Note 5, Disposition of Businesses, for additional information.
At December 31, 2021, Brookfield Infrastructure carried out an assessment of the fair value of its transport property, plant and equipment. A gain from revaluation of $48 million (2020: $113 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the transport segment remain relatively consistent with the prior year with the current year’s gain attributable to increasing cash flows associated with organic growth.
At December 31, 2021, Brookfield Infrastructure carried out an assessment of the fair value of its midstream property, plant and equipment. A gain from revaluation of $70 million (2020: $21 million) was recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income. Underlying valuation assumptions in the midstream segment remain relatively consistent with the prior year with the current year’s gain attributable to increasing cash flows associated with organic growth.
At December 31, 2021, Brookfield Infrastructure carried out an assessment of the fair value of its data property, plant and equipment. No revaluation gains were recognized in revaluation surplus in the Consolidated Statements of Comprehensive Income (2020: $nil).
The following table summarizes the carrying amount of property, plant and equipment that would have been recognized had assets been carried under the cost model, inclusive of purchase price allocations.

US$ MILLIONS	Dec. 31, 2021	Dec. 31, 2020
Utilities	$6,504	$8,114
Transport	7,557	7,548
Midstream	14,300	4,007
Data	7,694	8,330